Share-Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 9.4
Share based compensation not yet recognized for unvested shares vesting period	2 years 6 months
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares	$ 5.96
Share-based compensation arrangement by share-based payment award, shares issued in period | shares	1,602,500